Annual Total Returns - Class A	Mar. 31, 2021
Prospectus #1 | Delaware Healthcare Fund
Bar Chart Table:
2011	2.78%
2012	18.96%
2013	50.69%
2014	17.04%
2015	11.43%
2016	(4.34%)
2017	31.96%
2018	(0.84%)
2019	31.53%
2020	11.14%
Prospectus #2 | Delaware Small Cap Growth Fund
Bar Chart Table:
2017	34.47%
2018	1.45%
2019	30.90%
2020	96.23%
Prospectus #3 | Delaware Smid Cap Growth Fund
Bar Chart Table:
2011	7.96%
2012	10.38%
2013	40.84%
2014	2.81%
2015	7.05%
2016	(4.33%)
2017	35.13%
2018	0.13%
2019	35.33%
2020	93.91%